Summary of Significant Accounting Policies (Details) - Narrative	1 Months Ended		12 Months Ended
	Sep. 30, 2024	May 31, 2024	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of inflation			4.40%	4.80%	4.80%
Revenue of operating segments, percentage			10.00%
Profit or loss, percentage			10.00%			10.00%
Percentage of combined assets operating segments			10.00%
Foreign exchange rate			$ 900.69	$ 994.10	$ 1
Average incremental interest rate			1.70%
Useful life measured as period of time, intangible assets other than goodwill			36 months
PD equal percentage			100.00%
Property, plant, and equipment			$ 242,522,000,000	$ 251,846,000,000				$ 251,823,000,000
Average cost to sale, percentage			7.15%	5.67%	5.67%
Minimum dividend provision of accumulated earnings	70.00%	60.00%	60.00%
Terms of employee benefits			60 years
Non-current assets held for sale
Summary of Significant Accounting Policies [Line Items]
Property, plant, and equipment						$ 29,003,000,000	$ 0
Expected Credit Losses
Summary of Significant Accounting Policies [Line Items]
PD equal percentage			100.00%
CLF
Summary of Significant Accounting Policies [Line Items]
Foreign exchange rate			39,727.96	38,416.69		39,727.96	38,416.69
Banco Santander Spain | Banco Santander-Chile
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary			99.80%
Banco Santander Spain | Teatinos Siglo XXi inversiones Ltda
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Banco Santander Spain | Santander-Chile Bank
Summary of Significant Accounting Policies [Line Items]
Proportion of ownership interest in subsidiary			67.18%